Expense Example	Nov. 24, 2025 USD ($)
Rockefeller Opportunistic Municipal Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Rockefeller California Municipal Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Rockefeller New York Municipal Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Rockefeller U.S. Small-Mid Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Rockefeller Global Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689